UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

February 29, 2008

TCC-QTLY-0408

1.814095.103

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 24.5%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 9.4%
3/3/08 to 7/25/08	3.10 to 5.04% (b)	$ 3,105,700,000	$ 3,095,711,945
Federal Home Loan Bank - 12.9%
3/17/08 to 11/28/08	2.87 to 4.78 (b)	4,221,850,000	4,221,278,931
Freddie Mac - 2.2%
4/7/08 to 7/21/08	4.01 to 5.32	734,219,000	725,983,209
TOTAL FEDERAL AGENCIES			8,042,974,085
Medium-Term Notes - 0.7%

Fannie Mae
6/3/08	3.17 (b)	225,000,000	224,966,250
Time Deposits - 9.0%

ABN-AMRO Bank NV
3/3/08	3.25	600,000,000	600,000,000
BNP Paribas SA
3/3/08	3.25	700,000,000	700,000,000
Calyon North America
3/3/08	3.25	900,000,000	900,000,000
KBC Bank NV
3/3/08	3.25	770,000,000	770,000,000
TOTAL TIME DEPOSITS			2,970,000,000
Repurchase Agreements - 66.7%
	Maturity Amount
In a joint trading account at:
1.65% dated 2/29/08 due 3/3/08 (Collateralized by U.S. Treasury Obligations) #	$ 72,010	72,000
1.71% dated 2/29/08 due 3/3/08 (Collateralized by U.S. Treasury Obligations) #	715,102	715,000
3.18% dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	20,795,493,512	20,789,987,000
(Collateralized by U.S. Government Obligations) #	418,622,952	418,512,000
3.2% dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) #	54,014,404	54,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With:
Merrill Lynch, Pierce, Fenner & Smith at 3.33%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $735,003,449, 0% - 8.25%, 5/15/08 - 1/15/38)	$ 700,193,958	$ 700,000,000
TOTAL REPURCHASE AGREEMENTS		21,963,286,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $33,201,226,335)		33,201,226,335
NET OTHER ASSETS - (0.9)%		(280,509,161)
NET ASSETS - 100%		$ 32,920,717,174
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$72,000 due 3/03/08 at 1.65%
Banc of America Securities LLC	$ 54,598
Citigroup Global Markets, Inc.	17,402
$ 72,000
$715,000 due 3/03/08 at 1.71%
BNP Paribas Securities Corp.	$ 30,756
Banc of America Securities LLC	103,805
Barclays Capital, Inc.	165,685
Citigroup Global Markets, Inc.	265,741
J.P. Morgan Securities, Inc.	103,805
Merrill Lynch Government Securities, Inc.	14,067
Mizuho Securities USA, Inc.	$ 31,141
$ 715,000
Repurchase Agreement / Counterparty	Value
$20,789,987,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 846,623,815
Banc of America Securities LLC	1,354,021,723
Bank of America, NA	2,031,897,157
Barclays Capital, Inc.	10,129,643,987
ING Financial Markets LLC	2,110,018,861
J.P. Morgan Securities, Inc.	677,299,052
Societe Generale, New York Branch	1,777,910,012
UBS Securities LLC	1,693,247,630
WestLB AG	169,324,763
$ 20,789,987,000
Repurchase Agreement / Counterparty	Value
$418,512,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 155,119,348
Banc of America Securities LLC	116,029,272
Societe Generale, New York Branch	147,363,380
$ 418,512,000
Repurchase Agreement / Counterparty	Value
$54,000,000 due 3/03/08 at 3.20%
ABN AMRO Bank N.V., New York Branch	$ 3,689,871
Bear Stearns & Co., Inc.	9,224,678
Credit Suisse Securities (USA) LLC	16,604,420
Dresdner Kleinwort Securities LLC	922,468
ING Financial Markets LLC	6,954,142
J.P. Morgan Securities, Inc.	1,844,936
Merrill Lynch Government Securities, Inc.	14,759,485
$ 54,000,000
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $33,201,226,335.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

February 29, 2008

MCC-QTLY-0408

1.814089.103

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Alabama - 1.1%
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 3.7% (BP PLC Guaranteed), VRDN (a)(b)	$ 4,600,000	$ 4,600,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 2.98%, LOC Wachovia Bank NA, VRDN (a)	1,300,000	1,300,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 3.65% (Kimberly-Clark Corp. Guaranteed), VRDN (a)	1,200,000	1,200,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 3.77%, VRDN (a)(b)	3,800,000	3,800,000
		10,900,000
Alaska - 1.3%
Alaska Hsg. Fin. Corp. Series 2003 A2, 3.05% (FSA Insured), VRDN (a)	955,000	955,000
Alaska Int'l. Arpts. Revs. Series 2006 C, 4.1% (MBIA Insured), VRDN (a)(b)	12,000,000	12,000,000
		12,955,000
Arizona - 1.8%
Arizona Health Facilities Auth. Rev. Series 2005 A, 3.45% (MBIA Insured), VRDN (a)	2,500,000	2,500,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 3.1%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN Series LB 06 P29U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,480,000	1,480,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series A, 3.24% 8/1/08 (a)(b)	560,000	560,000
Tucson Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,985,000	2,985,000
		17,825,325
Arkansas - 2.5%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.24%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 3.27% (Liquidity Facility Citibank NA) (a)(b)(c)	$ 1,990,000	$ 1,990,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 3.15%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	21,100,000	21,100,000
		24,090,000
California - 0.2%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 3.75%, VRDN (a)(b)	500,000	500,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 2.7%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
		1,925,000
Colorado - 1.2%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic Services, Inc. Proj.) 3.1%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Colorado Springs Utils. Rev. Series 2000 A, 2.95%, VRDN (a)	1,300,000	1,300,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series MS 08 2365, 3.31% (Liquidity Facility Morgan Stanley) (a)(c)	1,200,000	1,200,000
Series PT 920, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,340,000	4,340,000
Series 2000 B, 9.16% (MBIA Insured), VRDN (a)(b)	3,000,000	3,000,000
El Paso County Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.28% (Liquidity Facility Morgan Stanley) (a)(b)(c)	253,500	253,500
		11,093,500
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.) Series U2, 2.8%, VRDN (a)	1,450,000	1,450,000
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 5%, VRDN (a)	5,700,000	5,700,000
Series 1999 A, 3.75%, VRDN (a)	500,000	500,000
Series 1999 B, 3.75%, VRDN (a)(b)	1,100,000	1,100,000
		7,300,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 1.8%
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 3.05% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	$ 2,100,000	$ 2,100,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series EGL 07 0025, 3.56% (Liquidity Facility Citibank NA) (a)(b)(c)	1,880,000	1,880,000
Series EGL 07 0026, 3.29% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,100,000	1,100,000
Series PT 1991, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,125,000	3,125,000
Series PT 4205, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,395,000	5,395,000
Series Putters 1691, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
Series Putters 2294, 3.76% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,760,000	2,760,000
		17,360,000
Florida - 7.3%
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 1927, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,585,000	8,585,000
Florida Hsg. Participating VRDN Series Clipper 07 49, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,560,000	2,560,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Heather Glenn Apts. Proj.) Series H, 3.3%, LOC Fannie Mae, VRDN (a)(b)	6,060,000	6,060,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,300,000	1,300,000
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 3%, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 3.1%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 3.25%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,300,000	1,300,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1985 D, 3%, VRDN (a)	2,000,000	2,000,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.28%, LOC SunTrust Banks, Inc., VRDN (a)(b)	2,500,000	2,500,000
Miami-Dade County Aviation Rev. Participating VRDN Series EGL 07 0126, 3.3% (Liquidity Facility Citibank NA) (a)(b)(c)	2,765,000	2,765,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Indl. Dev. Auth. Rev.:
(Tarmac America Proj.) 3.1%, LOC Bank of America NA, VRDN (a)(b)	$ 3,100,000	$ 3,100,000
(The Cushman School, Inc. Proj.) 3%, LOC Bank of America NA, VRDN (a)	1,415,000	1,415,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,510,000	1,510,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 3.3%, LOC Freddie Mac, VRDN (a)(b)	855,000	855,000
(Wtr. View Club Proj.) Series 1997 D, 2.85%, LOC Fannie Mae, VRDN (a)(b)	1,545,000	1,545,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) 3.36%, LOC Wachovia Bank NA, VRDN (a)	2,195,000	2,195,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 2355, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,450,000	5,450,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.2%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Summerset Village Proj.) 3.36%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,740,000	7,740,000
Volusia County Health Facilities Auth. Rev. (Southwest Volusia Healthcare Corp. Proj.) Series 1994 A, 3.34%, LOC SunTrust Banks, Inc., VRDN (a)	1,570,000	1,570,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 3.2%, LOC Fannie Mae, VRDN (a)(b)	9,400,000	9,400,000
		71,050,000
Georgia - 3.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) 3.35%, LOC Fannie Mae, VRDN (a)(b)	2,750,000	2,750,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.):
Second Series 2007, 3.75%, VRDN (a)(b)	3,300,000	3,300,000
Third Series 2007, 3.75%, VRDN (a)(b)	2,200,000	2,200,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 3.23%, LOC Regions Bank of Alabama, VRDN (a)(b)	12,950,000	12,950,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.29%, LOC Comerica Bank, Detroit, VRDN (a)(b)	935,000	935,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Fulton County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 12142, 3.33% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 1,650,000	$ 1,650,000
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 3.21% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,100,000	1,100,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,845,000	1,845,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 3.35%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,985,000	1,985,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, 3.25%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	6,000,000	6,000,000
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 3.38%, LOC Fannie Mae, VRDN (a)(b)	2,015,000	2,015,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 5.05%, VRDN (a)(b)	1,100,000	1,100,000
		37,830,000
Hawaii - 0.7%
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,080,000	7,080,000
Illinois - 13.5%
Aurora Single Family Mtg. Rev. Participating VRDN Series Merlots 07 E5, 3.4% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,285,000	5,285,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.08%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Board of Ed.:
Participating VRDN Series Putters 2391, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,480,000	4,480,000
Series 2000 D, 3.4% (FSA Insured), VRDN (a)	2,900,000	2,900,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 7% (MBIA Insured), VRDN (a)(b)	15,230,000	15,230,000
Series 1998 B, 7% (MBIA Insured), VRDN (a)(b)	40,000,000	40,000,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 53, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,300,000	2,300,000
Series MT 59, 3.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,150,000	6,150,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series Putters 653Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	$ 6,195,000	$ 6,195,000
Series ROC II R 239, 3.32% (Liquidity Facility Citibank NA) (a)(b)(c)	15,620,000	15,620,000
Illinois Dev. Fin. Auth. Rev. (Evanston Northwestern Health Care Corp. Proj.) Series 2001 A, 3.4%, VRDN (a)	1,860,000	1,860,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) 3.77%, VRDN (a)(b)	8,900,000	8,900,000
Illinois Gen. Oblig. Series 2003 B, 3.28% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	7,800,000	7,800,000
Illinois Sales Tax Rev. Participating VRDN Series MACN 06 C, 3.19% (Liquidity Facility Bank of America NA) (a)(c)	1,750,000	1,750,000
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.):
Series 2000, 3.7% (BP PLC Guaranteed), VRDN (a)(b)	3,600,000	3,600,000
Series 2003, 3.7% (BP PLC Guaranteed), VRDN (a)(b)	7,300,000	7,300,000
		130,785,000
Indiana - 3.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B, 3.05%, LOC Calyon, VRDN (a)(b)	2,500,000	2,500,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,415,000	4,415,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series PT 731, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.51%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	70,000	70,000
Whiting Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) 3.7% (BP PLC Guaranteed), VRDN (a)(b)	3,900,000	3,900,000
(BP PLC Proj.) 3.7% (BP PLC Guaranteed), VRDN (a)(b)	16,900,000	16,900,000
		30,385,000
Kansas - 2.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.12%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series A, 7.5% (AMBAC Insured), VRDN (a)	15,260,000	15,260,000
		22,060,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 2.6%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.55%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 9,570,000	$ 9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.75% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.75% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 3.75% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.55%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 547, 3.22% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	2,200,000	2,200,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 A, 3.65% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	2,450,000	2,450,000
		25,190,000
Louisiana - 4.7%
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,335,000	4,335,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.41% (ConocoPhillips Guaranteed), VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,127,000	1,127,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 3.15%, VRDN (a)(b)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 3.7%, VRDN (a)(b)	5,900,000	5,900,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 3.7%, VRDN (a)(b)	6,700,000	6,700,000
(Shell Oil Co.-Norco Proj.) Series 1993, 3.7%, VRDN (a)(b)	12,170,000	12,170,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.95%, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.): - continued
Series 1994 A, 3.95%, VRDN (a)(b)	$ 3,700,000	$ 3,700,000
Series 1995, 3.95%, VRDN (a)(b)	3,050,000	3,050,000
		45,132,000
Maryland - 1.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 3.03%, LOC Fannie Mae, VRDN (a)(b)	2,125,000	2,125,000
(Parlane Apts. Proj.) Series 2001 C, 2.9%, LOC Fannie Mae, VRDN (a)(b)	3,400,000	3,400,000
Series 2006 J, 3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	2,000,000	2,000,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avolon Ridge Apts. Proj.) Series 1997, 2.87%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Villa Julie College, Inc. Proj.) 3%, LOC Bank of America NA, VRDN (a)	1,150,000	1,150,000
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 2.55%, LOC Fannie Mae, VRDN (a)	4,135,000	4,135,000
		14,810,000
Michigan - 1.5%
Detroit Wtr. Supply Sys. Participating VRDN Series LB 07 P25W, 3.43% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,615,000	2,615,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2006 A, 4.04% (FSA Insured), VRDN (a)(b)	1,500,000	1,500,000
Series 2006 C, 4.04% (FSA Insured), VRDN (a)(b)	9,500,000	9,500,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series C, 3.28% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	900,000	900,000
Michigan Strategic Fund Ltd. Oblig. Rev. (MANS Proj.) Series A, 3.31%, LOC Comerica Bank, Detroit, VRDN (a)(b)	100,000	100,000
		14,615,000
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,815,000	1,815,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - 1.8%
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 2.97%, LOC Bank of America NA, VRDN (a)	$ 1,650,000	$ 1,650,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2005 B, 4.1% (MBIA Insured), VRDN (a)(b)	4,200,000	4,200,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series FRRI 03 L5J, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,470,000	4,470,000
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 C, 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,050,000	4,050,000
Series 1994, 3.1%, LOC Bank of America NA, VRDN (a)(b)	1,100,000	1,100,000
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.76% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600,000	1,600,000
		17,070,000
Montana - 0.2%
Montana Board of Hsg. Participating VRDN Series PA 1406R, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,170,000	2,170,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 3.4% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,155,000	1,155,000
Nevada - 0.7%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Participating VRDN Series DBE 506, 3.25% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	4,205,000	4,205,000
Nevada Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 3.75%, VRDN (a)(b)	2,500,000	2,500,000
		6,705,000
New Hampshire - 0.4%
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 3, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,470,000	3,470,000
Series Merlots 02 A4, 3.4% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	610,000	610,000
		4,080,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - 0.2%
New Mexico Hosp. Equip. Ln. Council Rev. (Presbyterian Healthcare Services Sys. Proj.) Series A, 3.1% (FSA Insured), VRDN (a)	$ 2,300,000	$ 2,300,000
New York - 0.9%
New York City Gen. Oblig. Series 1994 A10, 3.75%, LOC JPMorgan Chase Bank, VRDN (a)	2,270,000	2,270,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) 2.98%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(Gethsemane Apts. Hsg. Proj.) Series 2000 A, 3.1%, LOC Fannie Mae, VRDN (a)(b)	900,000	900,000
(Grace Towers Hsg. Proj.) Series 2004 A, 3.1%, LOC Freddie Mac, VRDN (a)(b)	3,695,000	3,695,000
		8,865,000
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.26% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	8,700,000	8,700,000
Non State Specific - 0.6%
Multi-state Hsg. Participating VRDN:
Series Clipper 07 14, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	573,000	573,000
Series Clipper 07 47, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	970,000	970,000
Series Clipper 07 52, 3.31% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,053,000	4,053,000
		5,596,000
North Carolina - 1.7%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.22%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	330,000	330,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (a)(b)	6,430,000	6,430,000
Fayetteville Pub. Wks Commission 2.95% (FSA Insured), VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series LB 04 L14, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 1,920,000	$ 1,920,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Participating VRDN Series MT 100, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	6,430,000	6,430,000
		16,110,000
North Dakota - 1.3%
North Dakota Hsg. Fin. Agcy. Rev. Series A, 3.06% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	12,100,000	12,100,000
Ohio - 1.6%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.16% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 B, 3.16% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 3.16% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,200,000	1,200,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.38%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 4.5%, VRDN (a)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series BA 01 I, 3.22% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,100,000	1,100,000
(Mtg.-Backed Securities Prog.) Series 2005 F, 2.87% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	5,325,000	5,325,000
		15,925,000
Oklahoma - 0.9%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,447,102	3,447,102
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 10% (MBIA Insured), VRDN (a)(b)	5,000,000	5,000,000
		8,447,102
Oregon - 0.6%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 3.35%, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - continued
Oregon Homeowner Rev. Participating VRDN Series MT 228, 3.22% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	$ 1,040,000	$ 1,040,000
Oregon Hsg. & Cmnty. Services Dept. Mtg. Rev. Participating VRDN Series LB 08 P17W, 3.43% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,200,000	1,200,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 3.1%, LOC Bank of America NA, VRDN (a)(b)	1,655,000	1,655,000
		5,295,000
Pennsylvania - 3.4%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 1998, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,000,000	2,000,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.95% (FSA Insured), VRDN (a)	1,600,000	1,600,000
Lackawanna County Gen. Oblig. Participating VRDN Series MS 06 2183, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	2,120,000	2,120,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series B, 3.38%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,090,000	1,090,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 2004 D3, 3.12%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.75%, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 3.08% (FSA Insured), VRDN (a)(b)	1,465,000	1,465,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2001 H6, 3.07%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500,000	2,500,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 06 B15, 3.4% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,000,000	1,000,000
(Single Family Mtg. Proj.) Series 2006 92B, 3.02% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Series 2004 84C, 3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	$ 3,000,000	$ 3,000,000
Series 2007 100C, 3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	1,100,000	1,100,000
		33,025,000
South Carolina - 3.4%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
3.7%, VRDN (a)(b)	3,200,000	3,200,000
3.7%, VRDN (a)(b)	2,100,000	2,100,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.15%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 4.02%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN Series ROC II R 398, 3.3% (Liquidity Facility Citibank NA) (a)(b)(c)	2,025,000	2,025,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,110,000	5,110,000
(Cedarwoods Apts. Proj.) 3.35%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,280,000	5,280,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 3.34%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
		32,715,000
South Dakota - 0.9%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series BA 01 S, 3.22% (Liquidity Facility Bank of America NA) (a)(b)(c)	940,000	940,000
Series LB 06 P41, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,300,000	2,300,000
Series 2006 C, 3.05% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	5,050,000	5,050,000
		8,290,000
Tennessee - 0.4%
Franklin Health & Edl. Facilities Board Rev. (Battle Ground Academy Proj.) 3.25%, LOC SunTrust Banks, Inc., VRDN (a)	1,075,000	1,075,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 3%, LOC Freddie Mac, VRDN (a)	$ 1,395,000	$ 1,395,000
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	900,000	900,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	825,000	825,000
		4,195,000
Texas - 18.2%
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 3.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,980,000	1,980,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.35%, LOC Citibank NA, VRDN (a)(b)	1,500,000	1,500,000
Series 2001 D2, 3.35%, LOC Citibank NA, VRDN (a)(b)	2,500,000	2,500,000
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev.:
(Merey Sweeny LP Proj.) Series 2002 A, 3.7%, LOC Bank of America NA, VRDN (a)(b)	4,200,000	4,200,000
(Merey Sweeny Proj.) Series 2002 A, 3.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,595,000	1,595,000
Series PT 2830, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,455,000	3,455,000
Series Putters 351, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,700,000	3,700,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 3.7%, VRDN (a)(b)	2,680,000	2,680,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 3.7%, LOC BNP Paribas SA, VRDN (a)(b)	3,700,000	3,700,000
Series 2004, 3.7%, LOC Calyon, VRDN (a)(b)	14,700,000	14,700,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 3.7%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	29,500,000	29,500,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.15% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Amoco Oil Co. Proj.) Series 1997, 3.7%, VRDN (a)(b)	12,920,000	12,920,000
(Exxon Mobil Corp. Proj.) Series 2003, 4%, VRDN (a)(b)	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 3.7%, VRDN (a)(b)	$ 4,400,000	$ 4,400,000
Series 1994, 3.7%, VRDN (a)(b)	7,000,000	7,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1995, 3.7% (BP PLC Guaranteed), VRDN (a)(b)	24,800,000	24,800,000
Harlandale Independent School District Participating VRDN Series Putters 524, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,660,000	2,660,000
Houston Arpt. Sys. Rev. Series A, 3.05% (FSA Insured), VRDN (a)(b)	1,500,000	1,500,000
Houston Gen. Oblig. Participating VRDN Series PT 2974, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	995,000	995,000
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C43, 3.4% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,250,000	5,250,000
Houston Independent School District Participating VRDN Series Putters 699, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,670,000	1,670,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.1%, LOC Bank of America NA, VRDN (a)(b)	900,000	900,000
Mansfield Independent School District Participating VRDN Series PT 2401, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,145,000	5,145,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.5%, VRDN (a)(b)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.8% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1998, 3.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,680,000	3,680,000
Series 2006, 3.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,600,000	3,600,000
Port of Houston Auth. Participating VRDN Series Munitops 2006 69, 3.51% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,320,000	2,320,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 2,510,000	$ 2,510,000
Texas Gen. Oblig. Participating VRDN Series Putters 2510, 3.41% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(c)	5,065,000	5,065,000
		175,820,000
Virginia - 2.0%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.1%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 3.55%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	6,290,000	6,290,000
Series 1996 A, 4.07%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	5,900,000	5,900,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series LB 08 K19W, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,000,000	1,000,000
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series PT 2662, 3.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,045,000	3,045,000
		19,235,000
Washington - 4.4%
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series LB 08 F40W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,380,000	2,380,000
Series Merlots 00 R, 3.4% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Port of Seattle Rev. Participating VRDN Series PT 2171, 4.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,095,000	9,095,000
Port of Tacoma Rev. Participating VRDN Series LB 08 F69W, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,175,000	4,175,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 3.85%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Participating VRDN Series Putters 748, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 3,360,000	$ 3,360,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Pinehurst Apts. Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (a)(b)	12,000,000	12,000,000
		42,555,000
West Virginia - 2.0%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 3%, LOC Deutsche Bank AG, VRDN (a)(b)	18,370,000	18,370,000
Series 1990 B, 3.1%, LOC Deutsche Bank AG, VRDN (a)(b)	815,000	815,000
		19,185,000
Wisconsin - 0.5%
Wisconsin Clean Wtr. Rev. Participating VRDN Series MS 08 2444, 3.16% (Liquidity Facility Morgan Stanley) (a)(c)	3,935,000	3,935,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series PA 1331, 3.22% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,255,000	1,255,000
		5,190,000
Wyoming - 0.6%
Lincoln County Poll. Cont. Rev. (Sexxon Co. Proj.) Series B, 3.65%, VRDN (a)	1,940,000	1,940,000
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 4%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	3,600,000	3,600,000
		5,540,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $965,918,927)		965,918,927
NET OTHER ASSETS - 0.1%		1,225,911
NET ASSETS - 100%		$ 967,144,838
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $965,918,927.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

February 29, 2008

CSL-QTLY-0408

1.814100.103

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 22.4%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 6.0%
3/3/08 to 5/2/08	3.10 to 4.01% (b)	$ 1,054,901,000	$ 1,053,177,092
Federal Home Loan Bank - 14.7%
3/4/08 to 2/27/09	2.87 to 5.00 (b)	2,611,650,000	2,611,269,575
Freddie Mac - 1.7%
4/7/08 to 6/12/08	4.01 to 5.32	305,000,000	301,970,919
TOTAL FEDERAL AGENCIES			3,966,417,586
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
7/31/08	2.34	78,700,000	77,932,413
Medium-Term Notes - 1.0%

Fannie Mae
6/3/08	3.17 (b)	175,000,000	174,973,750
Time Deposits - 2.8%

Natixis SA
3/3/08	3.31	500,000,000	500,000,000
Repurchase Agreements - 75.2%
	Maturity Amount
In a joint trading account at 3.18% dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 5,183,461,547	5,182,089,000
(Collateralized by U.S. Government Obligations) #	9,405,493	9,403,000
With:
Banc of America Securities LLC at 3.23%, dated 2/29/08 due 3/3/08:
(Collateralized by Commercial Paper Obligations valued at $256,088,806, 0%, 3/3/08 - 5/6/08)	251,067,456	251,000,000
(Collateralized by Corporate Obligations valued at $663,178,181, 3% - 9.88%, 3/1/08 - 6/12/77)	650,174,688	650,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Barclays Capital, Inc. at 3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at:
$166,305,375, 5.63%, 6/22/18)	$ 163,044,485	$ 163,000,000
$752,965,441, 3.12% - 5.2%, 11/25/11 - 4/25/47)	738,201,413	738,000,000
Citigroup Global Markets, Inc. at:
3.25%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $255,068,957, 0% - 7.64%, 2/23/09 - 3/25/47)	250,067,604	250,000,000
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $678,480,619, 3.6% - 11%, 8/15/09 - 1/15/68)	651,177,669	651,000,000
Credit Suisse First Boston, Inc. at:
3.23%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at:
$255,002,750, 3.25% - 9%, 11/7/08 - 5/29/49)	250,067,188	250,000,000
$510,712,070, 3.31% - 8.5%, 3/23/10 - 1/25/43)	500,134,375	500,000,000
3.25%, dated 2/29/08 due 3/3/08 (Collateralized by Equity Securities valued at $105,007,429)	100,027,042	100,000,000
Deutsche Bank Securities, Inc. at 3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Mortgage Loan Obligations valued at:
$421,164,912, 3.52% - 7.75%, 11/15/09 - 2/15/51)	401,109,440	401,000,000
$510,139,188, 2.78% - 6.07%, 2/25/33 - 6/10/49)	500,136,458	500,000,000
Goldman Sachs & Co. at 3.28%, dated 2/29/08 due 3/3/08:
(Collateralized by Corporate Obligations valued at $421,164,912, 4.75% - 14%, 6/9/08 - 1/15/18)	401,109,440	401,000,000
(Collateralized by Municipal Bond Obligations valued at $510,416,637, 3.43% - 6.51%, 5/25/32 - 2/12/67)	500,136,458	500,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
3.25%, dated 2/29/08 due 3/3/08 (Collateralized by Corporate Obligations valued at $634,440,632, 3.53% - 9.13%, 1/15/09 - 10/1/46)	$ 622,168,199	$ 622,000,000
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Mortgage Loan Obligations valued at $292,952,109, 0.03% - 8.1%, 3/25/33 - 9/25/46)	279,076,144	279,000,000
Morgan Stanley & Co. at 3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Mortgage Loan Obligations valued at $947,929,158, 0% - 16.76%, 5/25/08 - 10/12/52)	901,245,898	901,000,000
UBS Warburg LLC at 3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Municipal Bond Obligations valued at $919,020,106, 5.24% - 6.9%, 7/1/24 - 6/1/46)	901,245,898	901,000,000
Wachovia Securities, Inc. at 3.28%, dated 2/29/08 due 3/3/08 (Collateralized by Municipal Bond Obligations valued at $102,814,974, 0% - 1.15%, 3/11/08 - 10/1/40)	99,027,060	99,000,000
TOTAL REPURCHASE AGREEMENTS		13,348,492,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $18,067,815,749)		18,067,815,749
NET OTHER ASSETS - (1.8)%		(317,600,160)
NET ASSETS - 100%		$ 17,750,215,589
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,182,089,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 211,028,509
Banc of America Securities LLC	337,501,946
Bank of America, NA	506,468,422
Barclays Capital, Inc.	2,524,903,776
ING Financial Markets LLC	525,940,951
J.P. Morgan Securities, Inc.	168,822,807
Societe Generale, New York Branch	443,159,869
UBS Securities LLC	422,057,018
WestLB AG	42,205,702
$ 5,182,089,000
$9,403,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 3,485,175
Banc of America Securities LLC	2,606,910
Societe Generale, New York Branch	3,310,915
$ 9,403,000
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $18,067,815,749.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

February 29, 2008

TFC-QTLY-0408

1.814092.103

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Alabama - 1.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 3.5%, VRDN (a)	$ 2,200,000	$ 2,200,000
Huntsville Health Care Auth. Rev. Participating VRDN Series LB 07 FC12, 3.55% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,900,000	5,900,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 3.5%, VRDN (a)	3,200,000	3,200,000
		11,300,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 C, 3.75%, VRDN (a)	2,000,000	2,000,000
Arizona - 6.9%
Arizona Health Facilities Auth. Rev. Series 2005 A, 3.45% (MBIA Insured), VRDN (a)	1,800,000	1,800,000
Arizona State Univ. Revs. Participating VRDN Series PT 2264, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,800,000	3,800,000
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN Series Putters 1841, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,705,000	2,705,000
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	15,865,000	15,865,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series AAB 05 54, 4% (Liquidity Facility Bank of America NA) (a)(b)	16,785,000	16,785,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series EGL 06 14 Class A, 3.2% (Liquidity Facility Citibank NA) (a)(b)	2,400,000	2,400,000
		43,355,000
California - 1.3%
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series ROC II R 287X, 5.22% (Liquidity Facility Citibank NA) (a)(b)	3,540,000	3,540,000
Los Angeles Unified School District Participating VRDN Series ROC II R 10177, 3.47% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,510,000	4,510,000
		8,050,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - 0.6%
Denver City & County Arpt. Rev. Participating VRDN Series MS 08 2365, 3.31% (Liquidity Facility Morgan Stanley) (a)(b)	$ 900,000	$ 900,000
Univ. of Colorado Hosp. Auth. Rev. Series A, 2.95% (FSA Insured), VRDN (a)	3,025,000	3,025,000
		3,925,000
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series B, 3.25% (FSA Insured), VRDN (a)	2,900,000	2,900,000
District of Columbia Rev. (American Psychological Assoc. Proj.) 3.02%, LOC Bank of America NA, VRDN (a)	4,060,000	4,060,000
		6,960,000
Florida - 10.2%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teach Hospitals & Clinics, Inc. Proj.) 3.7%, LOC SunTrust Banks, Inc., VRDN (a)	2,300,000	2,300,000
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 3.7%, LOC SunTrust Banks, Inc., VRDN (a)	1,400,000	1,400,000
Broward County Edl. Facilities Auth. Rev. 3.7%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 3.6%, VRDN (a)	3,120,000	3,120,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 3.25% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,200,000	1,200,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.21% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,300,000	1,300,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R 186, 3.19% (Liquidity Facility Citibank NA) (a)(b)	11,800,000	11,800,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 3%, VRDN (a)	1,020,000	1,020,000
Series 1995 A, 3.65%, VRDN (a)	5,600,000	5,600,000
Series 1997 B, 3.65%, VRDN (a)	4,000,000	4,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 4.1%, VRDN (a)	2,400,000	2,400,000
Miami-Dade County Edl. Facilities Rev. (Florida Memorial College Proj.) 3%, LOC Bank of America NA, VRDN (a)	1,075,000	1,075,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series A-2, 3.25% (FSA Insured), VRDN (a)	$ 2,375,000	$ 2,375,000
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.02%, LOC Bank of America NA, VRDN (a)	7,900,000	7,900,000
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 3.31% (Liquidity Facility Deutsche Bank AG) (a)(b)	4,330,000	4,330,000
Tallahassee Cap. Rev. Participating VRDN Series Putters 607, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,340,000	2,340,000
Tampa Rev. (Tampa Preparatory School, Inc. Proj.) Series 2000, 2.98%, LOC SunTrust Banks, Inc., VRDN (a)	2,405,000	2,405,000
		63,665,000
Georgia - 3.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series 1283, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	3,300,000	3,300,000
DeKalb County Dev. Auth. Rev. (Marcus Institute Proj.) 3%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Fayette County Hosp. Auth. Rev. (Fayette Cmnty. Hosp. Proj.) 3.25%, LOC SunTrust Banks, Inc., VRDN (a)	1,250,000	1,250,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 3.22% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,770,000	2,770,000
Series PZ 271, 3.17% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,760,000	6,760,000
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 3.02%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (a)	2,750,000	2,750,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 2.99%, LOC Fannie Mae, VRDN (a)	3,900,000	3,900,000
		22,030,000
Idaho - 2.0%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 3.95% (FSA Insured), VRDN (a)	12,425,000	12,425,000
Illinois - 8.2%
Chicago Board of Ed.:
Series 2000 D, 3.4% (FSA Insured), VRDN (a)	4,450,000	4,450,000
Series 2005 D1, 4% (CIFG North America Insured), VRDN (a)	1,220,000	1,220,000
Chicago Gen. Oblig. Participating VRDN Series PT 2359, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,670,000	1,670,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Park District Participating VRDN Series Putters 974, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 2,855,000	$ 2,855,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.23%, LOC Harris NA, VRDN (a)	2,400,000	2,400,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 3.23%, LOC JPMorgan Chase Bank, VRDN (a)	1,370,000	1,370,000
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3252, 4.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,480,000	1,480,000
Illinois Gen. Oblig.:
Participating VRDN:
Series PT 2010, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,760,000	2,760,000
Series PT 871, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,000,000	6,000,000
Series Putters 605, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Series Putters 687, 3.66% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Series ROC II R 4536, 3.49% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,075,000	5,075,000
Series 2003 B, 3.28% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	1,000,000	1,000,000
Illinois Health Facilities Auth. Rev. (Univ. of Chicago Hosps. Proj.) Series 1998, 5.9% (MBIA Insured), VRDN (a)	3,100,000	3,100,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series MACN 06 Q, 3.51% (Liquidity Facility Bank of America NA) (a)(b)	2,600,000	2,600,000
Illinois Sales Tax Rev. Participating VRDN Series ROC II R 4542, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,910,000	4,910,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 1014, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,970,000	2,970,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)	1,400,000	1,400,000
Will County Cmnty. High School District #210 Participating VRDN Series PZ 104, 3.21% (Liquidity Facility BNP Paribas SA) (a)(b)	160,000	160,000
		51,410,000
Indiana - 0.2%
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 3.78%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - 0.6%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.78%, LOC KBC Bank NV, VRDN (a)	$ 3,700,000	$ 3,700,000
Kansas - 0.5%
Kansas Dept. of Trans. Hwy. Rev.:
Series 2000 B1, 3.8% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	1,440,000	1,440,000
Series 2000 B2, 3.8% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	1,400,000	1,400,000
		2,840,000
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2003 A, 2.95% (FSA Insured), VRDN (a)	1,585,000	1,585,000
Louisiana - 0.8%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R 4038, 4.59% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,690,000	3,690,000
New Orleans Aviation Board Rev. Series 1993 B, 6% (MBIA Insured), VRDN (a)	1,105,000	1,105,000
		4,795,000
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	20,000	20,000
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 2.89%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,100,000	1,100,000
		1,120,000
Michigan - 4.2%
Detroit Swr. Disp. Rev. Series B, 3.25% (FSA Insured), VRDN (a)	7,000,000	7,000,000
Ecorse Pub. School District Participating VRDN Series ROC II R 7520, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,100,000	4,100,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 3.33% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	1,940,000	1,940,000
Michigan Bldg. Auth. Rev. Participating VRDN Series ROC II R 4551, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,185,000	2,185,000
Michigan Gen. Oblig. Participating VRDN Series PT 3760, 3.26% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	1,370,000	1,370,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 2.97%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,000,000	$ 1,000,000
(Trinity Health Sys. Proj.):
Series G, 6% (CIFG North America Insured), VRDN (a)	2,950,000	2,950,000
Series H, 6% (CIFG North America Insured), VRDN (a)	4,430,000	4,430,000
Michigan Strategic Fund Ltd. Oblig. Rev. (YMCA Metropolitan Lansing Proj.) 3.45%, LOC LaSalle Bank Midwest NA, VRDN (a)	1,300,000	1,300,000
		26,275,000
Minnesota - 0.6%
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,315,000	1,315,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		3,715,000
Mississippi - 0.8%
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 C, 3.25% (Chevron Corp. Guaranteed), VRDN (a)	4,920,000	4,920,000
Missouri - 1.8%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 4%, VRDN (a)	3,400,000	3,400,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 3.2% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	8,000,000	8,000,000
		11,400,000
Nevada - 4.6%
Clark County Arpt. Rev. Participating VRDN Series DB 180, 3.2% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,835,000	6,835,000
Clark County School District:
Participating VRDN:
Series PZ 171, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,160,000	7,160,000
Series PZ 174, 3.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,000,000	2,000,000
Series 2001 B, 3.8% (FSA Insured), VRDN (a)	2,140,000	2,140,000
Las Vegas Gen. Oblig. 3.8%, LOC Lloyds TSB Bank PLC, VRDN (a)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District (Wtr. Impt. Proj.) Series C, 3.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 5,820,000	$ 5,820,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 3.25% (Liquidity Facility Societe Generale) (a)(b)	2,100,000	2,100,000
		28,455,000
New Jersey - 0.6%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Putters 2199, 4% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,910,000	3,910,000
New Mexico - 0.9%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series Putters 1118, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,370,000	5,370,000
New York - 1.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series SGC 08 25, 3.21% (Liquidity Facility Societe Generale) (a)(b)	5,400,000	5,400,000
New York City Transitional Fin. Auth. Rev. Series 2006 A3, 2.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,730,000	6,730,000
		12,130,000
North Carolina - 1.8%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 3.2% (Liquidity Facility Citibank NA) (a)(b)	2,900,000	2,900,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 1987 A, 2.3%, VRDN (a)	1,300,000	1,300,000
North Carolina Gen. Oblig. Series 2002 F, 2.73% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,600,000	1,600,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 918, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,775,000	1,775,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series EGL 07 0062, 6.23% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series ROC II R 10313, 3.26% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,400,000	1,400,000
		10,975,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 4.8%
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 2,000,000	$ 2,000,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Subseries B1, 3.45%, VRDN (a)	1,700,000	1,700,000
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 4%, LOC KeyBank NA, VRDN (a)	18,500,000	18,500,000
Ohio Gen. Oblig. Participating VRDN Series ROC II R 1068, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,865,000	2,865,000
Ohio Poll. Cont. Rev. (Sohio Wtr. Proj.) Series 1995, 3.55%, VRDN (a)	1,100,000	1,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series A, 3.65%, LOC Barclays Bank PLC, VRDN (a)	4,100,000	4,100,000
		30,265,000
Oklahoma - 4.1%
Oklahoma Capitol Impt. Auth. Facilities Rev. (Higher Ed. Projs.):
Series 2006 D3, 6% (CIFG North America Insured), VRDN (a)	7,650,000	7,650,000
Series 2006 D4, 6% (CIFG North America Insured), VRDN (a)	13,645,000	13,645,000
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 3.5%, LOC BNP Paribas SA, VRDN (a)	4,650,000	4,650,000
		25,945,000
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R 7017, 4.22% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,005,000	3,005,000
Pennsylvania - 4.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 3.1%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,500,000	2,500,000
Allegheny County Indl. Dev. Auth. Rev. (Sacred Heart High School Proj.) 3.08%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 2.95% (FSA Insured), VRDN (a)	1,200,000	1,200,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 3.82%, VRDN (a)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series Merlots 04 B15, 3.35% (Liquidity Facility Wachovia Bank NA) (a)(b)	$ 1,885,000	$ 1,885,000
Series MSTC 00 110, 3.25% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	3,400,000	3,400,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Services Proj.) 3.5%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,630,000	4,630,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series MS 06 1682, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	6,975,000	6,975,000
Wilson School District Participating VRDN Series Putters 2549, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,140,000	4,140,000
		29,430,000
South Carolina - 0.6%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,640,000	3,640,000
Tennessee - 2.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.65%, LOC Bank of America NA, VRDN (a)	7,870,000	7,870,000
Knoxville County Tennessee Health & Edl. Facilities Board (Johnson Bible College Proj.) 3.22%, LOC Regions Bank of Alabama, VRDN (a)	3,750,000	3,750,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Vanderbilt Univ. Proj.) Series 2005 A1, 2.9%, VRDN (a)	2,500,000	2,500,000
Sevier County Pub. Bldg. Auth. Rev. Series IV C3, 3.55% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	400,000	400,000
		16,520,000
Texas - 15.2%
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 08 2442, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	2,095,000	2,095,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 2, 4.75% (MBIA Insured), VRDN (a)	3,200,000	3,200,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 3.22% (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,880,000	4,880,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3.25% (Liquidity Facility Societe Generale) (a)(b)	$ 200,000	$ 200,000
Frisco Independent School District Participating VRDN Series Putters 476, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,385,000	1,385,000
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Dominic Village Proj.) Series 2000, 3.45%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(Saint Luke's Episcopal Hosp. Proj.) Series B, 3.5% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	10,150,000	10,150,000
(Texas Med. Ctr. Proj.) Series 2001, 5.9% (MBIA Insured), VRDN (a)	3,700,000	3,700,000
(YMCA of Greater Houston Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (a)	2,700,000	2,700,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 3.5% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 3.65%, VRDN (a)	2,900,000	2,900,000
Houston Gen. Oblig. Participating VRDN Series PT 2974, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,400,000	1,400,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,690,000	2,690,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,280,000	3,280,000
Keller Independent School District Participating VRDN Series Putters 2616, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,550,000	3,550,000
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) Series A, 3.45%, LOC Allied Irish Banks PLC, VRDN (a)	24,955,000	24,955,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,200,000	3,200,000
Northside Independent School District Participating VRDN Series LB 05 K17, 3.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,585,000	5,585,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Merlots 01 A10, 3.35% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,755,000	1,755,000
San Antonio Gen. Oblig. Participating VRDN Series Merlots 07 D71, 3.35% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,995,000	5,995,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series Putters 1693, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 2,000,000	$ 2,000,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,980,000	1,980,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 3.19% (Liquidity Facility Citibank NA) (a)(b)	3,710,000	3,710,000
		95,310,000
Utah - 4.8%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 3.2%, LOC BNP Paribas SA, VRDN (a)	7,800,000	7,800,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series A, 3.5% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,435,000	5,435,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series MS 1197, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	14,520,000	14,520,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,415,000	2,415,000
		30,170,000
Virginia - 2.5%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2000, 2.62%, VRDN (a)	2,790,000	2,790,000
Harrisonburg Indl. Dev. Auth. Rev. (Rockingham Memorial Hosp. Proj.) Series 2005, 3.05%, LOC SunTrust Banks, Inc., VRDN (a)	4,625,000	4,625,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 12180, 3.28% (Liquidity Facility Bank of New York, New York) (a)(b)	5,800,000	5,800,000
Roanoke Indl. Dev. Auth. Hosp. Rev. (Carilion Health Svcs. Proj.) Series 2005 C, 3.45% (FSA Insured), VRDN (a)	1,550,000	1,550,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) 3.45%, LOC Branch Banking & Trust Co., VRDN (a)	1,100,000	1,100,000
		15,865,000
Washington - 3.0%
Seattle Wtr. Sys. Rev. Series 2002 B, 3.25%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series PZ 106, 3.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 7,000,000	$ 7,000,000
Series ROC II R 6070, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,605,000	8,605,000
		19,005,000
Wisconsin - 0.9%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Attic Angel Obligated Group Proj.) 3.01%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
(Aurora Health Care, Inc. Sys. Proj.) Series 2006 A, 3.95%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,340,000	1,340,000
(Marshfield Clinic Proj.) Series B, 3.01%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	3,500,000	3,500,000
		5,840,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $622,305,000)		622,305,000
NET OTHER ASSETS - 0.6%		3,960,368
NET ASSETS - 100%		$ 626,265,368
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,865,000 or 2.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.2% (Liquidity Facility Dexia Cr. Local de France)	10/12/07	$ 15,865,000
Income Tax Information
At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $622,305,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008